Consolidated Statements Of Financial Position (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	8,000,000,000	8,000,000,000
Common stock shares issued	144,077,210	62,327,851
Common stock shares outstanding	144,077,210	62,327,851
Class B ordinary shares [Member]
Disclosure of classes of share capital [line items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	2,000,000,000	2,000,000,000
Common stock shares issued	233,526,979	183,283,628
Common stock shares outstanding	233,526,979	183,283,628